Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000264671
Shareholder Report [Line Items]
Fund Name	Multi-Sector Income ETF
Trading Symbol	TMSF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multi-Sector Income ETF (the "fund") for the period of November 19, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Sector Income ETF	$1	0.36%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.36%
AssetsNet	$ 26,413,000
Holdings Count | Holding	175
InvestmentCompanyPortfolioTurnover	21.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$26,413 Number of Portfolio Holdings175 Portfolio Turnover Rate21.1%
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Corporate Bonds	59.3%
Foreign Government Obligations & Municipalities	10.9
Exchange-Traded Funds	7.6
Asset-Backed Securities	6.9
Non-U.S. Government Mortgage-Backed Securities	3.1
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	1.9
Convertible Bonds	1.4
Municipal Securities	0.6
Short-Term and Other	8.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Floating Rate ETF	7.6%
Colombian TES	2.2
U.S. Treasury Bills	1.9
Malaysia Government Bonds	1.6
Romania Government International Bonds	1.5
CVS Health	1.5
Carvana	1.4
Wells Fargo	1.2
Melco Resorts Finance	1.1
Klabin Austria GmbH	1.1

Material Fund Change [Text Block]